UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                               ----------------

          This Amendment (Check only one):   [ ] is a restatement
                                             [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Anchorage Advisors, LLC
Address:        610 Broadway, 6th Floor
                New York, NY  10012


Form 13F File Number:  028-11711
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Ulrich
Title: Managing Member of Anchorage Advisors Management, LLC
Phone: 212-432-4600

Signature, Place and Date of Signing:

     /s/ Kevin Ulrich              New York, New York       May 17, 2010
------------------------          -------------------       ------------
         [Signature]                [City, State]             [Date]

Report Type (Check only one):

/x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                 -----------

Form 13F Information Table Entry Total:              14
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Form 13F Information Table Value Total:            $478,037
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                                                (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

                                                     ANCHORAGE ADVISORS, LLC
                                                             FORM 13F
                                                   Quarter Ended March 31, 2010

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                               CLASS                   VALUE       SHRS OR     SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                               -----                   ------      -------     ---  ----  ----------   -----    --------------------
NAME OF ISSUER                 TITLE         CUSIP    (X$1,000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------                 -----         -----    ---------    -------     ---  ----  ----------  --------   ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                     COM       03739T108    35,352     2,572,918    SH          SOLE               2,572,918
ATP OIL & GAS CORP               COM       00208J108     6,590       350,333    SH          SOLE                 350,333
BEAZER HOMES USA INC       NT SUB7.5%2013  07556Q402     3,125       125,000    SH          SOLE                 125,000
BEAZER HOMES USA INC             COM       07556Q105     2,043       450,000    SH          SOLE                 450,000
CIT GROUP INC                  COM NEW     125581801   194,355     4,988,579    SH          SOLE               4,988,579
DEX ONE CORP                     COM       25212W100    25,395       909,550    SH          SOLE                 909,550
ENER1 INC                      COM NEW     29267A203    41,914     8,861,381    SH          SOLE               8,861,381
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS   G10082140     9,618       536,994    SH          SOLE                 536,994
FRONTEER DEV GROUP INC           COM       35903Q106    38,760     7,526,250    SH          SOLE               7,526,250
LEAR CORP                      COM NEW     521865204    55,875       704,162    SH          SOLE                 704,162
LIVEPERSON INC                   COM       538146101    29,478     3,843,320    SH          SOLE               3,843,320
SEABRIDGE GOLD INC               COM       811916105     4,872       200,000    SH          SOLE                 200,000
SUPERMEDIA INC                   COM       868447103    22,759       559,475    SH          SOLE                 559,475
U S AIRWAYS GROUP INC            COM       90341W108     7,901     1,075,000    SH          SOLE               1,075,000